8. General and Administrative Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfGeneralAndAdministrativeExpensesLineItems [Line Items]
General and administrative expenses	€ 7,986	€ 8,323	€ 7,548
Personnel expenses
DisclosureOfGeneralAndAdministrativeExpensesLineItems [Line Items]
General and administrative expenses	4,521	4,729	3,658
Legal, consulting and audit fees
DisclosureOfGeneralAndAdministrativeExpensesLineItems [Line Items]
General and administrative expenses	1,945	2,210	2,468
Operating lease expenses
DisclosureOfGeneralAndAdministrativeExpensesLineItems [Line Items]
General and administrative expenses	126	111	89
Other expenses
DisclosureOfGeneralAndAdministrativeExpensesLineItems [Line Items]
General and administrative expenses	€ 1,394	€ 1,273	€ 1,333